DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2011
Entity Registrant Name	ORIGINOIL INC
Entity Central Index Key	0001419793
Entity Filer Category	Smaller Reporting Company
Trading Symbol	OOILD
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011

BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash & cash equivalents	$ 249,726	$ 238,424	$ 356,179
Prepaid expenses	71,604	86,996	32,867
Other receivables	13,668	14,018	0
TOTAL CURRENT ASSETS	334,998	339,438	389,046
PROPERTY & EQUIPMENT
Machinery & equipment	1,372	1,372	1,372
Furniture & fixtures	27,056	27,056	27,056
Computer equipment	26,304	26,304	22,268
Leasehold improvements	94,914	94,914	94,914
Property, Plant and Equipment, Gross	149,646	149,646	145,610
Less accumulated depreciation	(119,827)	(114,927)	(68,898)
NET PROPERTY & EQUIPMENT	29,819	34,719	76,712
OTHER ASSETS
Equity Investment	20,000	0
Patent	105,104	84,833	45,636
Trademark	4,467	4,467	4,467
Security deposit	9,650	9,650	9,650
TOTAL OTHER ASSETS	139,221	98,950	59,753
TOTAL ASSETS	504,038	473,107	525,511
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	27,460	56,288	1,391
Accrued expenses	77,186	46,942	52,985
Credit card payable	788	0	470
Other payables	0	8,461	872
TOTAL LIABILITIES	105,434	111,691	55,718
SHAREHOLDERS' EQUITY
Preferred stock value	0	0	0
Common stock value	687	615	531
Additional paid in capital	13,429,561	11,524,341	7,175,662
Common stock subscription payable	60,446	184,500	161,040
Deficit accumulated during the development stage	(13,092,090)	(11,348,040)	(6,867,440)
TOTAL SHAREHOLDERS' EQUITY	398,604	361,416	469,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 504,038	$ 473,107	$ 525,511

BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,666,667	1,666,667	1,666,667
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,666,667	16,666,667	16,666,667
Common stock, shares issued	6,870,807	6,153,656	5,310,708
Common stock, shares outstanding	6,870,807	6,153,656	5,310,708

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE	$ 40,500	$ 0	$ 142,500	$ 0	$ 45,500	$ 0
General & administrative expenses	771,915	613,737	1,487,497	1,116,245	3,814,538	4,068,942
Research & development	195,989	186,085	390,433	345,884	662,347	790,399
Depreciation & amortization expense	2,343	15,489	4,900	26,984	46,029	55,772
TOTAL OPERATING EXPENSES	970,247	815,311	1,882,830	1,489,113	4,522,914	4,915,113
LOSS FROM OPERATIONS BEFORE OTHER INCOME/(EXPENSE)	(929,747)	(815,311)	(1,740,330)	(1,489,113)	(4,477,414)	(4,915,113)
OTHER INCOME/(EXPENSE)
Interest income	1	2	1	6	6	29
Dividend income	0	7	0	32	32	899
Penalties	0	0	(2,384)	0	(2,424)	(86)
Interest expense	0	0	(537)	0
TOTAL OTHER INCOME/(EXPENSES)	1	9	(2,920)	38	(2,386)	842
LOSS BEFORE PROVISION FOR TAXES	(929,746)	(815,302)	(1,743,250)	(1,489,075)	(4,479,800)	(4,914,271)
Income taxes	0	0	(800)	(800)	(800)	(800)
NET LOSS	$ (929,746)	$ (815,302)	$ (1,744,050)	$ (1,489,875)	$ (4,480,600)	$ (4,915,071)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.14)	$ (0.15)	$ (0.26)	$ (0.28)	$ (0.8)	$ (0.98)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED (in shares)	6,794,747	5,394,729	6,583,507	5,359,835	5,571,221	5,031,386

STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Common stock	Additional Paid-in Capital	Common Stock Payable	Deficit Accumulated during the Development Stage	Total
Balance at Dec. 31, 2008	$ 481	$ 1,841,917	$ 804,200	$ (1,952,369)	$ 694,229
Balance (in shares) at Dec. 31, 2008	4,806,002
Common stock issued for cash and subscription payable	50	3,125,453	(643,160)	0	2,482,343
Common stock issued for cash and subscription payable (in shares)	504,706
Options and warrant compensation expense	0	2,211,306	0	0	2,211,306
Stock issuance cost	0	(3,014)	0	0	(3,014)
Net loss for the period	0	0	0	(4,915,071)	(4,915,071)
Balance at Dec. 31, 2009	531	7,175,662	161,040	(6,867,440)	469,793
Balance (in shares) at Dec. 31, 2009	5,310,708
Common stock issued for cash and subscription payable	77	2,632,773	25,860	0	2,658,710
Common stock issued for cash and subscription payable (in shares)	772,312
Common stock issued for services	3	221,397	0	0	221,400
Common stock issued for services (in shares)	30,970
Common stock issued for prepaid marketing	3	219,997	0	0	220,000
Common stock issued for prepaid marketing (in shares)	33,333
Exercise of warrants	1	22,799	(2,400)	0	20,400
Exercise of warrants (in shares)	6,333
Options and warrant compensation expense	0	1,276,915	0	0	1,276,915
Stock issuance cost	0	(25,202)	0	0	(25,202)
Net loss for the period	0	0	0	(4,480,600)	(4,480,600)
Balance at Dec. 31, 2010	615	11,524,341	184,500	(11,348,040)	361,416
Balance (in shares) at Dec. 31, 2010	6,153,656
Common stock issued for cash and subscription payable	63	1,503,016	(184,500)	0	1,318,579
Common stock issued for cash and subscription payable (in shares)	621,100
Common stock issued for services	3	151,247	0	0	151,250
Common stock issued for services (in shares)	33,333
Exercise of warrants	6	(6)	0	0	0
Exercise of warrants (in shares)	62,718
Options and warrant compensation expense	0	344,403	0	0	344,403
Common stock subscriptions payable	0	0	60,446	0	60,446
Stock issuance cost	0	(93,440)	0	0	(93,440)
Net loss for the period	0	0	0	(1,744,050)	(1,744,050)
Balance at Jun. 30, 2011	$ 687	$ 13,429,561	$ 60,446	$ (13,092,090)	$ 398,604
Balance (in shares) at Jun. 30, 2011	6,870,807

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,744,050)	$ (1,489,875)	$ (4,480,600)	$ (4,915,071)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation & amortization	4,900	26,984	46,029	55,772
Common stock issued for services	151,250	0	221,400	0
Stock compensation expense	344,403	216,840	1,276,915	2,211,306
(Increase) Decrease in:
Prepaid expenses	15,392	(91,919)	165,871	(15,938)
Other receivables	350	(4,400)	(14,018)	0
Increase (Decrease) in:
Accounts payable	(28,828)	15,855	54,897	(16,480)
Accrued expenses	30,244	(9,756)	(6,043)	31,102
Credit card payable	788	665	(470)	(1,837)
Other payable	(8,461)	11,316	7,589	(27,548)
NET CASH USED IN OPERATING ACTIVITIES	(1,234,012)	(1,324,290)	(2,728,430)	(2,678,694)
CASH FLOWS USED FROM INVESTING ACTIVITIES:
Purchase of investment	(20,000)	0
Patent and trademark expenditures	(20,271)	(14,197)	(39,197)	(19,807)
Purchase of fixed assets	0	(1,072)	(4,036)	(4,704)
NET CASH USED IN INVESTING ACTIVITIES	(40,271)	(15,269)	(43,233)	(24,511)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock subscription payable	60,446	700,036	184,500	161,040
Proceeds from exercise of warrants			20,400	0
Proceeds for issuance of common stock, net of stock issuance cost	1,225,139	390,181	2,449,008	2,318,289
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,285,585	1,090,217	2,653,908	2,479,329
NET INCREASE/(DECREASE) IN CASH	11,302	(249,342)	(449,497)	(223,876)
CASH & CASH EQUIVALENTS, BEGINNING OF YEAR	238,424	356,179	356,179	580,055
CASH & CASH EQUIVALENTS, END OF YEAR	249,726	106,837	238,424	356,179
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	537	0	0	0
Taxes paid	800	800	800	800
SUPPLEMENTAL SCHEDULE OF NON-CASH TRANSACTIONS
Stock issued for marketing services			424,400	0
Cashless exercise of warrants for 62,718 of common stock

STATEMENTS OF CASH FLOWS [Parenthetical]	6 Months Ended
Jun. 30, 2011
Common stock issued for cashless exercise of warrants (in shares)	62,718

ORGANIZATION AND LINE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     Basis of Presentation

The accompanying unaudited financial statements of OriginOil, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the three month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information refer to the financial statements and footnotes thereto included in the Company's Form 10-K for the year ended December 31, 2010.

Liquidity

The Company has estimated its current average burn, and has assets to ensure that it can function without liquidation over the next twelve months, due to its cash on hand, growing revenue, and the Company’s ability to raise money from its investor base, as evidenced by its most recent round ending January 20, 2011. Also, the Company is in the process of working on new purchase orders from new customers. The Company has the ability to continue its operations for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

1.	ORGANIZATION AND LINE OF BUSINESS

Organization
OriginOil, Inc. (the "Company") was incorporated in the state of Nevada on June 1, 2007.  The Company, based in Los Angeles, California, began operations on June 1, 2007 to develop and market a renewable oil technology. The Company began planned principle operations in December, 2010 and thus has exited the development stage.

Line of Business
OriginOil is a pure technology company. The technology will produce "new oil" from algae,  through a cost-effective, high-speed manufacturing process. This endless supply of new oil can be used for many products such as diesel, gasoline, jet fuel, plastics and solvents without the global warming effects of petroleum.

Liquidity
The Company has estimated its’ current average burn, and has assets to ensure that it can function without liquidation over the next twelve months, due to its’ cash on hand, growing revenue, and the Company’s ability to raise money from their investor base, as evidenced by its’ most recent round ending January 20, 2011. Also, the Company has purchase orders totaling  $263,000 from a customer, in addition to estimated potential revenue of  $1 million that could be attained in the current year 2011. The Company has the ability to continue its’ operations for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Revenue Recognition

We recognize revenue upon delivery of equipment, provided that evidence of an arrangement exists, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured.  Title to the equipment transferred to the customer once the last payment is received. We record revenue as it is received, and the equipment has been fully accepted by the customer. Returns are based upon each rent-to-own agreement, and revenue would be adjusted based on a pro-rata basis on the unused months of quarterly payments. Generally, we extend credit to our customers and do not require collateral.  We do not ship a product until we have either a purchase agreement or rental agreement signed by the customer with a payment arrangement.  This is a critical policy, because we want our accounting to show only sales which has a final payment arrangement.

We also recognize revenue for services associated with the equipment setup, provided it is part of the rent-to-own agreement.

Cash and Cash Equivalent

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Loss per Share Calculations

Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as they were all anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the three month periods ended June 30, 2011 and 2010, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

Stock-Based Compensation

Share based payments applies to transactions in which an entity exchanges its equity instruments for goods or services, and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. We are required to follow a fair value approach using an option-pricing model, such as the Black Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method was amortized over the respective vesting period of the stock option.

Reclassification
Certain expenses for the period ended June 30, 2010 were reclassified to conform to the expenses for the period ended June 30, 2011.

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the three month period ended June 30, 2011, and no pronouncements were adopted.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of OriginOil, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Revenue Recognition
We recognize revenue upon delivery of equipment, provided that evidence of an arrangement exists, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured.  Title to the equipment transferred to the customer once the last payment is received. We record revenue as it is received, and the equipment has been fully accepted by the customer. Returns are based upon each rent-to-own agreement, and revenue would be adjusted based on a pro-rata basis on the unused months of quarterly payments. Generally, we extend credit to our customers and do not require collateral.  We do not ship a product until we have either a purchase agreement or rental agreement signed by the customer with a payment arrangement.  This is a critical policy, because we want our accounting to show only sales which has a final payment arrangement.

We also recognize revenue for services associated with the equipment setup, provided it is part of the rent-to-own agreement.

Cash and Cash Equivalent
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements.  Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance, and the fair value of stock options. Actual results could differ from those estimates.

Property and Equipment
Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:

Leasehold improvements	2 years
Computer equipment	5 Years
Furniture & fixtures	7 Years
Machinery & equipment	10 Years

Depreciation expense for the years ended December 31, 2010 and 2009, was  $46,029 and  $55,772, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2010 and 2009, the amounts reported for cash, prepaid expenses, accounts payable, and accrued expenses, approximate the fair value because of their short maturities.

Investments
Certificate of Deposits with banking institutions are short-term investments with initial maturities of more than 90 days. The carrying amount of these investments is a reasonable estimate of fair value due to their short-term nature.

Loss per Share Calculations
Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as they were all anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2010 and 2009, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

Income Taxes
The Company uses the liability method of accounting for income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  The measurement of deferred tax assets and liabilities is based on provisions of applicable tax law.  The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance based on the amount of tax benefits that, based on available evidence, is not expected to be realized.
Research and Development
Research and development costs are expensed as incurred.  Total research and development costs were  $662,347 and  $790,399 for the years ended December 31, 2010 and 2009, respectively.

Advertising Costs
The Company expenses the cost of advertising and promotional materials when incurred.  Total advertising costs were  $183,669 and  $175,647 for the years ended December 31, 2010 and 2009, respectively.

Stock-Based Compensation

Share based payments applies to transactions in which an entity exchanges its equity instruments for goods or services, and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. We will be required to follow a fair value approach using an option-pricing model, such as the Black Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option. The adoption of share based compensation has no material impact on our results of operations.

Reclassification
Certain expenses for the period ended December 31, 2009 were reclassified to conform to the expenses for the period ended December 31, 2010.

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the year ended December 31, 2010, and adopted the following pronouncements:

The Company adopted accounting pronouncement ASC TOPIC 605 for “Revenue Recognition”,  to recognize revenue when earned. An entity’s revenue earning activities involve delivering or producing goods, rendering services, or other activities that constitute its ongoing operation and revenues are considered to have been earned when the entity has substantially accomplished what it must do to be entitled to the benefits represented by the revenues.  The adoption of this pronouncement did not have a material effect on the Company's financial statements.

The Company adopted accounting pronouncement ASC TOPIC 855 for “Subsequent Events”, whereby an entity shall recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. The adoption of this pronouncement did not have a material effect on the Company’s financial statements.

The Company adopted ASC TOPIC 730 accounting pronouncement for “Research and Development Costs” associated with materials, equipment, and facilities. The cost of materials and equipment or facilities that are acquired or constructed for research and development activities and that have alternative future uses shall be capitalized as tangible assets when acquired or constructed. The cost of such materials consumed in research and development activities and the depreciation of such equipment or facilities used in those activities are research and development costs. However, the costs of materials, equipment, or facilities that are acquired or constructed for a particular research and development project and that have no alternative future uses and therefore no separate economic values are research and development costs at the time the costs are incurred.

EQUITY INVESTMENT	6 Months Ended
Jun. 30, 2011
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
3.    EQUITY INVESTMENT

On April 29, 2011, the Company invested  $20,000 for a 22.5% equity ownership in Ennesys SAS, which is an engineering company that will commercialize, design, install and eventually operate, by itself or via subcontractors,  complete algae growth systems.

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
4.    CAPITAL STOCK

On July 19, 2011, the Company filed with the Secretary of State of the State of Nevada a Certificate of Change to effect a reverse stock split of all of the outstanding and authorized shares of common stock at a ratio of 1 for 30 and a reverse stock split of the authorized shares of preferred stock at a ratio of 1 for 30. The reverse split became effective on August 11, 2011.All share amounts have been retroactively restated reflecting this reverse split.

During the six months ended June 30, 2011, the Company issued through a private placement 621,100 shares of common stock for  $1,366,586 in cash; issued 33,333 shares of common stock for services at a fair value of  $151,250. Also, there was a cashless exercise of 95,238 warrants into 62,718 shares of common stock. The Company received  $60,446 in funds for subscriptions payable to purchase 25,186 shares of common stock at a price of  $2.40 per share. During the six months ended June 30, 2010, the Company issued 84,022 shares of common stock for  $554,523 in cash; received  $200,000 for common stock subscriptions to purchase 60,606 shares of common stock. Also, the Company received  $500,036 of common stock subscriptions through a private placement to purchase 75,763 shares of common stock, collectively with Class A warrants to purchase one share of common stock exercisable at a price of  $3.60 per share within six months or Class B warrants to purchase one share of common stock exercisable at a price of  $7.50 per share within three years after the completion of this offering.

3.	CAPITAL STOCK

All share amounts have been retrospectively presented to reflect the one-for-thirty (1:30) reverse stock split that became effective August 11,2011.

During  the year ended December 31, 2010, the Company issued through a private placement  772,312 shares of common stock and subscription payable for  $2,658,710 in cash; issued 30,970 shares of common stock for services at a fair value of  $221,400; 33,333 shares of common stock for prepaid marketing at fair value of  $220,000. Also, the Company received  $20,400 in cash for exercisable Class A warrants to purchase 6,333 shares of common stock; During the year ended December 31, 2009, the Company issued through a private placement 504,706 shares of common stock and subscription payables for  $2,482,343.

STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5.     STOCK OPTIONS AND WARRANTS

The Company adopted a Stock Option Plan for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of options for 500,000 shares of common stock.  Options granted under the Plan may be either Incentive Options or Nonqualified Options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provision of the Plan or of any Option agreement, each Option shall expire on the date specified in the Option agreement, which date shall not be later than the tenth (10th ) anniversary from the effective date of this option.

During the six months ended June 30, 2011, the Company granted 100,000 stock options during the period. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between  $4.50 and  $9.60 per share.
6/30/2011
Risk free interest rate	1.17%-2.04%
Stock volatility factor	55.16%-63.04%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:
	6/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	498,292	$7.10
Granted	100,000	6.90
Exercised	-	-
Forfeited/Expired	(190,000)	(6.60)
Outstanding, end of period	408,292	$7.26
Exercisable at the end of period	87,305	$8.22
Weighted average fair value of options granted during the period		$6.90

The weighted average remaining contractual life of options outstanding issued under the plan as of June 30, 2011 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,853	2.00
$6.90	208	58	2.00
$9.60	88,000	40,172	3.18
$8.40	3,333	1,441	3.28
$9.00	15,000	6,417	3.30
$6.90	90,000	25,122	3.89
$7.20	1,667	322	4.23
$4.50	33,334	5,035	4.40
$6.00	70,500	4,843	4.73
$6.90	100,000	1,042	4.97
	408,292	87,305

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended June 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of June 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to June 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended June 30, 2011 and 2010 is  $196,903 and  $216,840, respectively.
Warrants
During the period ended June 30, 2011, the Company granted 45,667 warrants for services. Compensation expense was determined using the Black Scholes pricing model.
6/30/2011
Risk free interest rate	1.51% - 2.5%
Stock volatility factor	1%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s warrant activity and related information follows:

	Six Months Ended
	June 30, 2011
		Weighted
		average
		exercise
	Options	price
Outstanding -beginning of Period	1,210,526	$4.97
Granted	45,667	6.69
Exercised	-	-
Forfeited	(6,667)	10.20
Outstanding - end of Period	1,249,526	$4.07

        At June 30, 2011, the weighted average remaining contractual life of warrants outstanding:
			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$7.50	146,732	146,732	2.18
$9.30	336,667	336,667	3.00
$10.20	28,334	28,334	3.13
$9.00	21,667	21,667	3.32
$9.00	3,334	3,334	3.37
$8.70	3,333	3,333	3.37
$8.40	667	667	3.58
$8.70	5,000	5,000	3.92
$7.20	33,333	33,333	3.98
$5.70	7,333	7,333	4.10
$4.50	3,333	3,333	4.21
$4.20	8,333	8,333	4.23
$2.10	95,238	95,238	4.24
$4.20	33,333	33,333	4.25
$3.60	8,334	8,334	4.33
$1.80	222,222	222,222	4.33
$4.50	33,333	33,333	4.40
$4.20	13,334	13,334	4.42
$6.00	166,667	166,667	4.48
$6.00	33,333	33,333	4.50
$6.30	8,333	8,333	4.72
$5.70	4,000	4,000	4.76
$6.90	33,333	33,333	4.96
	1,249,526	1,249,526

The warrant compensation expense recognized in the statement of income at fair value during the period ended June 30, 2011 and 2010 is  $147,500 and  $122,800, respectively.

Warrants

Warrants to acquire 95,238 shares of common stock were exercised on a cashless basis resulting in the issuance of 62,718 shares of common stock during the period ended June 30, 2011.

4.	STOCK OPTIONS AND WARRANTS

The Company adopted a Stock Option Plan for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of Options for Five Hundred Thousand (500,000) shares of Common Stock.  Options granted under the Plan may be either Incentive Options or Nonqualified Options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provision of the Plan or of any Option agreement, each Option shall expire on the date specified in the Option agreement, which date shall not be later than the tenth (10th ) anniversary from the effective date of this option.  During the years ended December 31, 2010 and 2009, the Company granted 388,833 and 138,333 stock options, respectively. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between  $4.50 and  $9.60 per share.

	2010	2009
Risk free interest rate	1.17%-2.04%	2.29%
Stock volatility factor	1%	1%
Weighted average expected option life	5 years	5 years
Expected dividend yield	None	None

A summary of the Company’s stock option activity and related information follows:

	2010		2009
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	138,333	$9.30	-	$-
Granted	388,833	6.30	138,333	9.30
Exercised	-	-	-	-
Forfeited/Expired	(28,875)	(9.30)	-	-
Outstanding, end of period	498,291	$7.20	138,333	$9.30
Exercisable at the end of period	59,533	$3.60	10,896	$9.30
Weighted average fair value of
options granted during the period		$6.30		$9.30

The weighted average remaining contractual life of options outstanding issued under the plan as of December 31, 2010 was as follows:
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,072	2.50
$6.69	208	32	2.50
$9.60	88,000	29,173	3.68
$8.40	3,333	1,025	3.77
$9.00	15,000	4,541	3.79
$6.90	90,000	13,870	4.39
$7.20	101,667	6,963	4.73
$4.50	33,333	868	4.90
$6.00	160,500	989	4.98
	498,291	59,533

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the year ended December 31, 2010, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of December 31, 2010 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to December 31, 2010, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the years ended December 31, 2010 and 2009 is  $235,115 and  $57,806, respectively.

Warrants
During the years ended December 31, 2010 and 2009, the Company granted 354,667 and 400,000 warrants for services, respectively, determined using the Black Scholes pricing model.
	2010	2009
Risk free interest rate	1.51% - 2.5%	2.41% - 2.5%
Stock volatility factor	1%	1%
Weighted average expected option life	5 years	5 years
Expected dividend yield	None	None

During the years ended December 31, 2010 and 2009, the Company issued warrants for services. A summary of the Company’s warrant activity and related information follows:
	Year End		Year End
	December 31, 2010		December 31, 2009
		Weighted		Weighted
		average		average
		exercise		exercise
	Options	price	Options	price
Outstanding -beginning of year	400,000	$9.30	-	$-
Granted	354,667	3.30	400,000	9.30
Exercised	-	-	-	-
Forfeited	(20,833)	(9.30)	-	-
Outstanding - end of year	733,834	$4.20	400,000	$9.30

At December 31, 2010, the weighted average remaining contractual life of warrants outstanding:
			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$5.40	323,333	323,333	3.50
$5.70	30,000	30,000	3.63
$4.80	17,500	17,500	3.81
$4.80	8,333	8,333	3.87
$4.20	667	667	4.08
$4.80	5,000	5,000	4.41
$3.60	33,334	33,334	4.48
$3.00	7,333	7,333	4.59
$2.40	11,667	11,667	4.70
$3.60	8,333	8,333	4.73
$3.60	33,334	33,334	4.75
$1.80	8,333	8,333	4.83
$1.80	33,334	33,334	4.90
$1.80	13,333	13,333	4.92
$3.30	166,667	166,667	4.98
$3.30	33,333	33,333	4.99
	733,834	733,834

Warrants with a fair value of  $1,041,800 and  $2,153,500 determined using the Black Scholes pricing model, was recognized in the statement of income for the years ended December 31, 2010 and 2009, respectively.

Warrants with a fair value of  $17,000 determined using the Black Scholes pricing model, was recognized in the balance sheet for the year ended December 31, 2010, for common stock issuance cost. Also, the Company offered investors through a private placement Class A warrants to purchase one share of common stock exercisable at a price of  $7.50 per share within six months or Class B warrants to purchase one share of common stock exercisable at a price of  $10.50 per share within three years after the completion of the offering.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
5.	INTANGIBLE ASSETS

Intangible assets that have finite useful lives continue to be amortized over their useful lives, and are reviewed for impairment when warranted by economic condition.

	2010	2009
Patents	$84,833	$45,636
Trademarks	4,467	4,467
	$89,300	$50,103

As of December 31, 2010 and 2009, the patents are in the process of being approved, and will be amortized over their useful lives once approved.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]
6.   INCOME TAXES

The Company files income tax returns in the U.S. Federal jurisdiction, and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

Deferred income taxes have been provided by temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. To the extent allowed by GAAP, we provide valuation allowances against the deferred tax assets for amounts when the realization is uncertain.Included in the balance at December 31, 2010 and 2009, are no tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company's policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the periods ended December 31, 2010 and 2009, the Company did not recognize interest and penalties.

DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Deferred Tax Benefit [Text Block]
7.	DEFERRED TAX BENEFIT

At December 31, 2010, the Company had net operating loss carry-forwards of approximately  $7,585,000, which expire at dates that have not been determined. No tax benefit has been reported in the December 31, 2010 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010 and 2009 due to the following:

	2010	2009
Book income	$(1,764,737)	$(1,966,029)
State tax expense	(320)	(320)
Depreciation	9,449	7,044
M & E	3,303	3,966
Related party accruals	16,664	-
R&D	23,951	(12,884)
Non deductible stock compensation	511,736	884,557

Valuation Allowance	1,199,954	1,083,666

Income tax expense	$-	$-

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2010 and 2009.

	2010	2009
Deferred tax assets:
NOL carryover	$3,034,082	$1,876,125
R & D carryover	60,435	20,788
Contributions carryover	332	-
Accrued vacation payable	16,664	-

Deferred tax liabilites:
Depreciation	(7,378)	(16,827)

Less Valuation Allowance	(3,104,135)	(1,880,086)

Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry-forwards may be limited as to use in future years.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
6.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

On July 7, 2011, the Company entered into a securities purchase agreement with certain institutional investors, which closed on July 11, 2011, providing for the issuance of 15% original issue discount convertible debentures and warrants for an aggregate purchase price of  $1,000,000. The debentures have an aggregate principal amount of  $1,176,500, and will become due and payable on July 11, 2012. The debentures may be converted at any time at the option of the investors into shares of common stock at a conversion price of  $2.40 per share, after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The debenture bears interest at the rate of 5% per annum increasing to 18% in the event of default. Interest is payable quarterly payable in cash and/or, if certain equity conditions have been met, in shares of our common stock at an interest conversion rate equal to the lesser of  $2.40 or 90% of the daily volume weighted average price of our common stock in the 20 trading days prior to the date the quarterly interest payment is due (or the date of delivery of the interest conversion shares if such shares are delivered after the date the quarterly interest payment is due). The warrants are exercisable for an aggregate of 392,170 shares of common stock at the option of the holder for a period of five years at an exercise price of  $2.40 per share,  after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The warrants may be exercised on a cashless basis if after the six month anniversary of the closing date there is no effective registration statement registering the shares underlying the warrants.

On July 19, 2011, the Company filed with the Secretary of State of the State of Nevada a Certificate of Change to effect a reverse stock split of all of the outstanding and authorized shares of common stock at a ratio of 1 for 30 and a reverse stock split of the authorized shares of preferred stock at a ratio of 1 for 30. The reverse split became effective on August 11, 2011. All share amounts have been retroactively restated in the financial statements reflecting this reverse split.

On July 29, 2011, the Company  received a purchase order from  a customer in the amount of  $850,000 to purchase a large-scale extraction system. On August 5, 2011, the Company received  $297,500 or 35% of the purchase order.

On August 4, 2011, the Company agreed to issue 13,333 shares of its common stock in connection with the renewal of its sub-lease. In consideration of the shares to be issued, the sublease shall be renewed for an additional five years ending  August 31, 2016.

As of August 8, 2011, the Company received funds in the amount of  $1,389,251 for subscriptions payable to purchase 578,855 shares of common stock at a price of  $2.40 per share.

Management concluded there were no other subsequent events or transactions that require recognition or disclosure in the financial statements.

8.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

As of January 14, 2011, the Company issued a purchase order to a customer in the amount of  $150,000 to purchase a single step oil extraction and electron-flocculation piece of equipment.

As of February 2, 2011, the Company issued 833 shares to purchase shares of common stock for services.

On February 3, 2011, T. Riggs Eckelberry, Chairman of the Board and Chief Executive Officer of OriginOil, Inc. (the "Company"), entered into a pre-arranged stock trading plan (the "Plan") with a broker to sell shares of Company’s common stock owned by him.  The Plan was established under Rule 10b-5-1 of the Securities Exchange Act of 1934, as amended.

As of February 11, 2011, the Company received cash of  $1,278,140 for subscription payables  to purchase 532,558 shares of common stock through a private placement.
On March 9, 2011, Adam Meislik resigned from the Board of Directors of OriginOil (the “Company”). To fill the vacancy created by Mr. Meislik’s resignation, the Company appointed Paul Reep to the Board of Directors and also appointed him as the Company’s Senior Vice President of Technology.

On March 18, 2011, the Company granted 8,333 warrants for services exercisable at  $6.30 per share having a 5 year term, and a provision for a cashless exercise.
On July 19, 2011, the Company authorized a one-for-thirty (1:30) reverse stock split, which became effective August 11, 2011. All share amounts have been retroactively presented in the financial statements reflecting this reverse split.